Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	$ 463,049	$ 419,782	$ 480,820
Administrative fee revenue from affiliates	23,667	21,799	16,177
Interest income	6,831	4,947	2,370
Interest expense and finance cost	(121,611)	(113,639)	(113,151)
Depreciation and amortization	(104,112)	(113,825)	(120,310)
Equity/ (loss) in net earnings of affiliated companies	4,399	(202,779)	61,484
Net (loss)/ income attributable to Navios Holdings common stockholders	(165,910)	(303,823)	(134,112)
Total assets	2,629,981	2,752,895	2,958,813
Goodwill	160,336	160,336	160,336
Capital expenditures	(46,868)	(151,593)	(34,921)
Investment in affiliates	183,160	160,071	381,746
Cash and cash equivalents	127,632	135,992	163,412	$ 247,556
Restricted cash	6,558	5,386	13,480
Long-term debt, net (including current and noncurrent portion)	1,682,488	1,651,095	1,581,308
Dry bulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	250,433	199,446	229,772
Administrative fee revenue from affiliates	23,667	21,799	16,177
Interest income	6,593	4,132	1,801
Interest expense and finance cost	(93,264)	(89,399)	(86,069)
Depreciation and amortization	(77,245)	(87,197)	(92,341)
Equity/ (loss) in net earnings of affiliated companies	4,399	(202,779)	61,484
Net (loss)/ income attributable to Navios Holdings common stockholders	(167,892)	(310,306)	(148,306)
Total assets	1,947,777	2,083,526	2,359,299
Goodwill	56,240	56,240	56,240
Capital expenditures	(347)	(60,420)	(7,882)
Investment in affiliates	183,160	160,071	381,746
Cash and cash equivalents	47,744	70,810	81,905
Restricted cash	6,558	2,486	13,480
Long-term debt, net (including current and noncurrent portion)	1,149,742	1,223,146	1,213,740
Logistics Business
Segment Reporting Information [Line Items]
Revenue	212,616	220,336	251,048
Administrative fee revenue from affiliates	0	0	0
Interest income	238	815	569
Interest expense and finance cost	(28,347)	(24,240)	(27,082)
Depreciation and amortization	(26,867)	(26,628)	(27,969)
Equity/ (loss) in net earnings of affiliated companies	0	0	0
Net (loss)/ income attributable to Navios Holdings common stockholders	1,982	6,483	14,194
Total assets	682,204	669,369	599,514
Goodwill	104,096	104,096	104,096
Capital expenditures	(46,521)	(91,173)	(27,039)
Investment in affiliates	0	0	0
Cash and cash equivalents	79,888	65,182	81,507
Restricted cash	0	2,900	0
Long-term debt, net (including current and noncurrent portion)	$ 532,746	$ 427,949	$ 367,568